Stockholders' Deficit - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 D $ / shares shares	Nov. 08, 2021 $ / shares
Warrants
Purchase price, per unit	$ 10.20	$ 10.20	$ 10.00
Threshold trading days for redemption of public warrants		20 years
Period of time within which registration statement is expected to become effective		60 days
Class A common stock
Warrants
Number of shares issuable per warrant | shares	1	1
Warrants
Warrants
Threshold trading days for redemption of public warrants	20 days
Period of time within which registration statement is expected to become effective	60 days
Warrants | Class A common stock
Warrants
Purchase price, per unit	$ 11.50	$ 11.50
Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
Warrants
Threshold trading days for redemption of public warrants	20 days	20 days
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption period	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Warrants
Stock price trigger for redemption of public warrants	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days
Warrant redemption condition minimum share price	$ 10.00	$ 10.00
Number of trading days on which fair market value of shares is reported | D		30
Warrant exercise price adjustment multiple	0.361	0.361